Supplementary Oil And Gas Information (Unaudited) - Sources of Change in the Standardized Measure of Discounted Future Net Cash Flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Increase (Decrease) in Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves 1 [Roll Forward]
Sales of crude oil and natural gas produced, net of production costs	$ (16,149)	$ (6,127)	$ (11,807)
Net changes in sales prices and production costs	74,558	(46,055)	(3,515)
Extensions, discoveries and improved recovery	2,948	626	5,883
Changes in estimated future development costs	(2,773)	(153)	(1,889)
Purchases of proved reserves in place	4,010	947	7,418
Sales of proved reserves in place	(1)	(1)	0
Revisions of previous reserve estimates	(186)	5,295	(3,384)
Accretion of discount	3,460	7,718	8,062
Changes in production timing and other	6,638	(4,830)	447
Net change in income taxes	(17,232)	6,566	1,984
Net change	55,273	(36,014)	3,199
Balance - beginning of year	27,511	63,525	60,326
Balance - end of year	$ 82,784	$ 27,511	$ 63,525